                         NEW ENGLAND STAR ADVISERS FUND
                        NEW ENGLAND STAR WORLDWIDE FUND
                        NEW ENGLAND STAR SMALL CAP FUND

Supplement dated December 13, 1999 to New England Star Funds Class A, B, and C Prospectus dated May 3, 1999 (revised November 15, 1999), New England Stock and Star Funds Class Y Prospectus dated May 3, 1999 and the Statement of Additional Information dated May 3, 1999 of each of the listed funds.


Effective February 1, 2000, New England Funds will implement an organizational name change to Nvest Funds affecting various related entities. As a result, references in the Prospectuses and Statements of Additional Information are changed as set forth below:

o The Distributor, New England Funds, L.P., changes its name to Nvest Funds Distributor, L.P.
o  The Investment Adviser, New England Funds Management, (all funds except New
                                                                    ------
   England Growth Fund) changes its name to Nvest Funds Management, L.P.
o  The New England Funds change to the Nvest Funds
o The General Partner, NEF Corporation, changes its name to Nvest Distribution Corp.
o  The Web site name, www.mutualfunds.com, changes to www.nvestfunds.com
o Each Trust and Fund changes its name to utilize Nvest in place of New England as listed below:

ENTITY      OLD NAME                                                       NEW NAME
Trusts      New England Funds Trust I                                      Nvest Funds Trust I
            New England Funds Trust II                                     Nvest Funds Trust II
            New England Funds Trust III                                    Nvest Funds Trust III
            New England Cash Management Trust                              Nvest Cash Management Trust
            New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust

Funds       New England Growth Fund                                        Nvest Growth Fund
            New England Capital Growth Fund                                Nvest Capital Growth Fund
            New England Growth and Income Fund                             Nvest Growth and Income Fund
            New England Equity Income Fund                                 Nvest Equity Income Fund
            New England Bullseye Fund                                      Nvest Bullseye Fund
            New England Balanced Fund                                      Nvest Balanced Fund
            New England Value Fund                                         Nvest Value Fund
            New England International Equity Fund                          Nvest International Equity Fund
            New England Star Advisers Fund                                 Nvest Star Advisers Fund
            New England Star Worldwide Fund                                Nvest Star Worldwide Fund
            New England Star Small Cap Fund                                Nvest Star Small Cap Fund
            New England Bond Income Fund                                   Nvest Bond Income Fund
            New England High Income Fund                                   Nvest High Income Fund
            New England Government Securities Fund                         Nvest Government Securities Fund
            New England Limited Term U.S. Government Fund                  Nvest Limited Term U.S. Government Fund
            New England Strategic Income Fund                              Nvest Strategic Income Fund
            New England Short Term Corporate Income Fund                   Nvest Short Term Corporate Income Fund
            New England Municipal Income Fund                              Nvest Municipal Income Fund
            New England Massachusetts Tax Free Income Fund                 Nvest Massachusetts Tax Free Income Fund
            New England Intermediate Term Tax Free Fund of California      Nvest Intermediate Term Tax Free Fund of California
            New England Cash Management Trust -- Money Market Series       Nvest Cash Management Trust -- Money Market Series
            New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust

                       (Please turn to the reverse side)

NEW ENGLAND STAR ADVISERS FUND

The segment of the New England Star Advisers Fund managed by Loomis Sayles has changed its market capitalization range from those companies constituting the Russell 2000 Index to those in the Russell 2500 Index. Accordingly, all references to the Russell 2000 in the subsection entitled "Loomis Sayles" within the section entitled "Star Advisers Fund - More on Investment Strategies" are changed to the Russell 2500.

NEW ENGLAND STAR SMALL CAP FUND

New England Star Small Cap Fund is co-managed by Steven J. Reid and James P. Benson. Mr. Reid's background is described in the Prospectus under the section entitled "Meet the Funds' Portfolio Managers -- Star Small Cap Fund." Mr. Benson's experience is added to the same section as follows:

JAMES P. BENSON
Mr. Benson has served as co-manager of the Harris Associates segment of the Star Small Cap Fund since November 23, 1999. Mr. Benson joined Harris Associates in 1997 as an investment analyst. Prior to joining Harris, he served as an executive vice president and director of equity research for Ryan Beck & Co. Mr. Benson holds an M.M. in Finance from Northwestern University and a B.A. in Economics and Computer Sciences from Westminster College. He is a Chartered Financial Analyst with 18 years of investment experience.

                         NEW ENGLAND STAR ADVISERS FUND
                        NEW ENGLAND STAR WORLDWIDE FUND
                        NEW ENGLAND STAR SMALL CAP FUND

Supplement dated December 13, 1999 to New England Star Funds Class A, B, and C Prospectus dated May 3, 1999 (revised November 15, 1999) and the Statement of Additional Information dated May 3, 1999 of each of the listed funds.


Effective February 1, 2000, New England Funds will implement an organizational name change to Nvest Funds affecting various related entities. As a result, references in the Prospectuses and Statements of Additional Information are changed as set forth below:

o The Distributor, New England Funds, L.P., changes its name to Nvest Funds Distributor, L.P.
o  The Investment Adviser, New England Funds Management, (all funds except New
                                                                    ------
   England Growth Fund) changes its name to Nvest Funds Management, L.P.
o  The New England Funds change to the Nvest Funds
o The General Partner, NEF Corporation, changes its name to Nvest Distribution Corp.
o  The Web site name, www.mutualfunds.com, changes to www.nvestfunds.com
o Each Trust and Fund changes its name to utilize Nvest in place of New England as listed below:

ENTITY      OLD NAME                                                       NEW NAME
Trusts      New England Funds Trust I                                      Nvest Funds Trust I
            New England Funds Trust II                                     Nvest Funds Trust II
            New England Funds Trust III                                    Nvest Funds Trust III
            New England Cash Management Trust                              Nvest Cash Management Trust
            New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust

Funds       New England Growth Fund                                        Nvest Growth Fund
            New England Capital Growth Fund                                Nvest Capital Growth Fund
            New England Growth and Income Fund                             Nvest Growth and Income Fund
            New England Equity Income Fund                                 Nvest Equity Income Fund
            New England Bullseye Fund                                      Nvest Bullseye Fund
            New England Balanced Fund                                      Nvest Balanced Fund
            New England Value Fund                                         Nvest Value Fund
            New England International Equity Fund                          Nvest International Equity Fund
            New England Star Advisers Fund                                 Nvest Star Advisers Fund
            New England Star Worldwide Fund                                Nvest Star Worldwide Fund
            New England Star Small Cap Fund                                Nvest Star Small Cap Fund
            New England Bond Income Fund                                   Nvest Bond Income Fund
            New England High Income Fund                                   Nvest High Income Fund
            New England Government Securities Fund                         Nvest Government Securities Fund
            New England Limited Term U.S. Government Fund                  Nvest Limited Term U.S. Government Fund
            New England Strategic Income Fund                              Nvest Strategic Income Fund
            New England Short Term Corporate Income Fund                   Nvest Short Term Corporate Income Fund
            New England Municipal Income Fund                              Nvest Municipal Income Fund
            New England Massachusetts Tax Free Income Fund                 Nvest Massachusetts Tax Free Income Fund
            New England Intermediate Term Tax Free Fund of California      Nvest Intermediate Term Tax Free Fund of California
            New England Cash Management Trust -- Money Market Series       Nvest Cash Management Trust -- Money Market Series
            New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust

                       (Please turn to the reverse side)

NEW ENGLAND STAR SMALL CAP FUND

New England Star Small Cap Fund is co-managed by Steven J. Reid and James P. Benson. Mr. Reid's background is described in the Prospectus under the section entitled "Meet the Funds' Portfolio Managers -- Star Small Cap Fund." Mr. Benson's experience is added to the same section as follows:

JAMES P. BENSON
Mr. Benson has served as co-manager of the Harris Associates segment of the Star Small Cap Fund since November 23, 1999. Mr. Benson joined Harris Associates in 1997 as an investment analyst. Prior to joining Harris, he served as an executive vice president and director of equity research for Ryan Beck & Co. Mr. Benson holds an M.M. in Finance from Northwestern University and a B.A. in Economics and Computer Sciences from Westminster College. He is a Chartered Financial Analyst with 18 years of investment experience.

                         NEW ENGLAND STAR ADVISERS FUND
                        NEW ENGLAND STAR WORLDWIDE FUND
                        NEW ENGLAND STAR SMALL CAP FUND

Supplement Dated December 13, 1999 to New England Stock and Star Funds Class Y Prospectus and the Statement of Additional Information for each Fund dated
May 3, 1999

NEW ENGLAND FUNDS
Effective February 1, 2000, New England Funds will implement an organizational name change to Nvest Funds affecting various related entities. As a result, references in the Prospectuses and Statements of Additional Information are changed as set forth below:

o The Distributor, New England Funds, L.P., changes its name to Nvest Funds Distributor, L.P.
o  The Investment Adviser, New England Funds Management, (all funds except New
                                                                    ------
   England Growth Fund) changes its name to Nvest Funds Management, L.P.
o  The New England Funds change to the Nvest Funds
o The General Partner, NEF Corporation, changes its name to Nvest Distribution Corp.
o  The Web site name, www.mutualfunds.com, changes to www.nvestfunds.com
o Each Trust and Fund changes its name to utilize Nvest in place of New England as listed below:


ENTITY      OLD NAME                                                       NEW NAME
Trusts      New England Funds Trust I                                      Nvest Funds Trust I
            New England Funds Trust II                                     Nvest Funds Trust II
            New England Funds Trust III                                    Nvest Funds Trust III
            New England Cash Management Trust                              Nvest Cash Management Trust
            New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust

Funds       New England Growth Fund                                        Nvest Growth Fund
            New England Capital Growth Fund                                Nvest Capital Growth Fund
            New England Growth and Income Fund                             Nvest Growth and Income Fund
            New England Equity Income Fund                                 Nvest Equity Income Fund
            New England Bullseye Fund                                      Nvest Bullseye Fund
            New England Balanced Fund                                      Nvest Balanced Fund
            New England Value Fund                                         Nvest Value Fund
            New England International Equity Fund                          Nvest International Equity Fund
            New England Star Advisers Fund                                 Nvest Star Advisers Fund
            New England Star Worldwide Fund                                Nvest Star Worldwide Fund
            New England Star Small Cap Fund                                Nvest Star Small Cap Fund
            New England Bond Income Fund                                   Nvest Bond Income Fund
            New England High Income Fund                                   Nvest High Income Fund
            New England Government Securities Fund                         Nvest Government Securities Fund
            New England Limited Term U.S. Government Fund                  Nvest Limited Term U.S. Government Fund
            New England Strategic Income Fund                              Nvest Strategic Income Fund
            New England Short Term Corporate Income Fund                   Nvest Short Term Corporate Income Fund
            New England Municipal Income Fund                              Nvest Municipal Income Fund
            New England Massachusetts Tax Free Income Fund                 Nvest Massachusetts Tax Free Income Fund
            New England Intermediate Term Tax Free Fund of California      Nvest Intermediate Term Tax Free Fund of California
            New England Cash Management Trust -- Money Market Series       Nvest Cash Management Trust -- Money Market Series
            New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust


NEW ENGLAND STAR ADVISERS FUND

On October 29, 1999, shareholders of the New England Star Advisers Fund (the "Fund") approved a final Subadvisory Agreement (the "Final Subadvisory Agreement") relating to the Fund, between New England Funds Management, L.P. ("NEFM"), the Fund's adviser, and Kobrick Funds LLC ("Kobrick"). The Final Subadvisory Agreement replaces the Interim Agreement. Under the Interim Agreement, Kobrick succeeded Founders Asset Management, LLC ("Founders") as the subadviser of the segment of the Fund previously managed by Founders (the "Segment") and became responsible for day-to-day management of the Segment's investment operations under the oversight of NEFM. The Final Subadvisory Agreement was approved by the Board of Trustees of New England Funds Trust I on August 20, 1999.

The annual subadvisory fee rates payable to Kobrick under the Interim Agreement and the Final Subadvisory Agreement are identical to those previously paid to Founders to manage the Segment, which are 0.55% of the first $50 million of the Segment's average daily net assets, 0.50% of such assets between $50 million and $250 million and 0.475% of such assets in excess of $250 million.

In conjunction with Kobrick becoming a subadviser to the Fund, the Fund's Board of Trustees approved amendments to the Segment's investment strategies, which were effective at the close of business on August 20, 1999. Accordingly, the subsection entitled "Founders" within the section entitled "Star Advisers Fund -- More on Investment Strategies" of the Prospectuses are revised as of such date by replacing such subsection with the text set forth below.

KOBRICK
The segment of the Star Advisers Fund managed by Kobrick will, under normal conditions, invest substantially in equity securities of companies with small, medium and large capitalizations, including those Kobrick believes are undervalued special situations and emerging growth companies. This approach provides Kobrick with flexibility to emphasize in the Fund companies with different capitalizations as market conditions change. Kobrick considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. Kobrick's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, Kobrick generally seeks companies in a wide variety of industries and considers a variety of factors, including any one or more of the following:

[] the strength of a company's           [] expected growth in earnings
   management team
[] relative financial condition          [] competitive position and business
                                            strategy
[] entrepreneurial character             [] new or innovative products,
                                            services or processes

In making investment decisions, Kobrick employs the following four-part investment approach:

o Screening: Kobrick analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: Kobrick applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. Kobrick considers potential risk in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: Kobrick closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: Kobrick will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

In the section entitled "Meet the Fund's Investment Adviser and Subadvisers," the text entitled "Founders" under the heading "Subadvisers" is replaced with the following:

Kobrick, located at 101 Federal Street, Boston, Massachusetts 02110, serves as subadviser to the Star Advisers Fund. Kobrick is a subsidiary of Nvest Companies. Kobrick, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds, including three mutual funds.

In the section entitled "Meet the Funds' Portfolio Managers," the biographical information on Thomas M. Arrington and Scott A. Chapman under the heading "Star Advisers Fund" is replaced with the following:

FREDERICK R. KOBRICK
Frederick R. Kobrick has managed the Kobrick segment of the Star Advisers Fund since August 23, 1999 and also manages Kobrick Capital Fund (since its inception on December 31, 1997) and Kobrick Emerging Growth Fund (from its inception on December 31, 1997 until February 1, 1999 and returned as manager on April 9,
1999). He has been in the investment business for more than 28 years. For the 12 year period immediately prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he was an equity portfolio manager at State Street Research & Management Company, where he served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. He received an M.B.A. from Harvard Business School and a B.A. from Boston University and is also a Chartered Financial Analyst.

LOOMIS SAYLES
In a separate matter, the segment of the Star Advisers Fund managed by Loomis Sayles has changed its market capitalization range from those companies constituting the Russell 2000 Index to those in the Russell 2500 Index. Accordingly, all references to the Russell 2000 in the subsection entitled "Loomis Sayles" within the section entitled "Star Advisers Fund - More on Investment Strategies" are changed to the Russell 2500.

NEW ENGLAND STAR WORLDWIDE FUND

On August 20, 1999, the Board of Trustees of New England Funds Trust I (the "Trust") approved the termination of the Subadvisory Agreement relating to New England Star Worldwide Fund (the "Fund") between NEFM, the Fund's adviser, and Founders. Accordingly, the references to Founders and its portfolio managers are eliminated from the Prospectus. The Board of Trustees also approved reallocation of the assets of the segment previously managed by Founders. Effective August 23, 1999, the assets of the segment were reallocated among the four other segments of the Fund, with the result that the four segments, as of such date, represented the following percentages of the Fund's assets: Harris Associates -- U.S. Segment (25%); Harris Associates -- International Segment (25%); Janus Capital Corporation Segment (29%); and Montgomery Asset Management Segment (21%). It is expected that the Fund's future cash flow will be allocated equally among the four segments. The percentage of the Fund's assets held in each segment will vary from time to time, based on the relative investment performance of each segment.

NEW ENGLAND STAR SMALL CAP FUND

New England Star Small Cap Fund is co-managed by Steven J. Reid and James P. Benson. Mr. Reid's background is described in the Prospectus under the section entitled "Meet the Funds' Portfolio Managers -- Star Small Cap Fund." Mr. Benson's experience is added to the same section as follows:

JAMES P. BENSON
Mr. Benson has served as co-manager of the Harris Associates segment of the Star Small Cap Fund since November 23, 1999. Mr. Benson joined Harris Associates in 1997 as an investment analyst. Prior to joining Harris, he served as an executive vice president and director of equity research for Ryan Beck & Co. Mr. Benson holds an M.M. in Finance from Northwestern University and a B.A. in Economics and Computer Sciences from Westminster College. He is a Chartered Financial Analyst with 18 years of investment experience.